Segment Information (Tables)	12 Months Ended
Sep. 30, 2013
Segment Information
Schedule of financial information of business segments

	Total Reportable Business Segments
	Wholesale	European Retail	Direct Response/ E-Commerce	North American Retail	Total	Corporate / Manufacturing	Consolidated
Fiscal 2013:
Net sales	$1,938,921	$743,861	$246,731	$233,528	$3,163,041	$—	$3,163,041
Income (loss) from operations	231,812	170,479	39,104	24,538	465,933	(136,512)	329,421
Depreciation and amortization	36,517	14,320	10,137	2,708	63,682	46,954	110,636
Capital expenditures	971	27,198	4,411	5,557	38,137	91,083	129,220
Fiscal 2012:
Net sales	$1,826,780	$699,675	$239,409	$233,869	$2,999,733	$—	$2,999,733
Income (loss) from operations	241,504	157,540	46,179	26,758	471,981	(77,611)	394,370
Depreciation and amortization	39,692	13,988	10,504	3,196	67,380	34,891	102,271
Capital expenditures	804	22,428	131	596	23,959	62,355	86,314
Fiscal 2011:
Net sales	$1,764,755	$653,630	$229,774	$216,268	$2,864,427	$—	$2,864,427
Income (loss) from operations	283,775	125,233	51,060	16,694	476,762	(239,441)	237,321
Depreciation and amortization	38,840	13,288	10,438	3,197	65,763	33,912	99,675
Capital expenditures	652	19,338	40	955	20,985	23,014	43,999

Schedule of total assets by segment

	2013	2012
Reportable Business Segments:
Wholesale	$2,553,857	$2,531,145
European Retail	924,979	864,231
Direct Response / E-Commerce	692,685	772,240
North American Retail	119,395	91,510

Total Reportable Business Segments:	4,290,916	4,259,126

Corporate / Manufacturing	795,262	798,121

Consolidated assets	$5,086,178	$5,057,247

Schedule of total net sales by location of customer

	2013	2012	2011
United States	$2,024,178	$1,938,751	$1,898,535
United Kingdom	675,378	641,752	596,927
Canada	129,476	111,047	95,639
Netherlands	98,673	84,167	80,221
Ireland	36,655	33,341	33,774
Other foreign countries	198,681	190,675	159,331

Consolidated net sales	$3,163,041	$2,999,733	$2,864,427

Schedule of long-lived assets - Property, plant and equipment

	2013	2012
United States	$397,464	$358,648
United Kingdom	124,666	113,929
Netherlands	13,768	10,101
Ireland	5,486	4,782
Canada	11,752	12,503
Other foreign countries	18,393	12,716

Consolidated long-lived assets	$571,529	$512,679

Schedule of foreign subsidiaries accounted for the percentages of total assets and total liabilities

	2013	2012
Total Assets	26%	25%
Total Liabilities	3%	5%